Subsequent events (Guarantee agreement) (Detail) ¥ in Thousands, $ in Millions	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	[1]
Disclosure of non-adjusting events after reporting period [line items]
Short-term loans	¥ 61,038,772		¥ 80,251,348
Industrial and Commercial Bank of China Limited [member]
Disclosure of non-adjusting events after reporting period [line items]
Amount of guarantee for short-term loans | $		$ 100
Industrial and Commercial Bank of China Limited [member] | Ruyi Pakistan Energy [member]
Disclosure of non-adjusting events after reporting period [line items]
Short-term loans	¥ 90,000

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).